Other Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Non-financial Liabilities
The account breaks down as follows as of the indicated dates:

	12.31.21	12.31.20
Creditors for sale of assets	379,702	897,319
Tax withholdings and collections payable	12,754,525	10,196,331
Payroll and Social Contributions Payable	8,913,600	10,652,292
Withholdings on Payroll Payable	530,925	560,350
Fess to Directors and Syndics	237,007	334,366
Value-Added Tax	1,872,488	1,284,863
Sundry Creditors	6,919,749	6,712,568
Taxes Payable	5,963,974	4,937,142
Obligations Arising from Contracts with Customers (*)	2,152,830	2,035,750
Retirement payment orders pending settlement	119,351	136,735
Other Non-financial Liabilities	381,004	406,928

Total	40,225,155	38,154,644

Summary of Estimated Use of Liability
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities –“ Quiero! ” Customers Loyalty Program	937,709	457,843	460,337	1,855,889